Schedule of Investments - InfraCap MLP ETF

July 31, 2022 (unaudited)

Security Description	Shares	Value
COMMON STOCKS - 131.4%
Energy - 131.4%
BP PLC (United Kingdom)(1)	36	$1,058
Cheniere Energy Partners LP(2)	52,214	2,634,719
Cheniere Energy, Inc.	5,907	883,569
Crestwood Equity Partners LP(2)	1,048,484	28,319,553
DCP Midstream LP(2)(3)	956,889	32,438,537
Delek Logistics Partners LP	1,066	58,779
Enbridge, Inc. (Canada)	1,567	70,405
Energy Transfer LP(2)	4,377,832	49,513,280
EnLink Midstream LLC*(2)	214,798	2,105,020
Enterprise Products Partners LP(2)(3)	1,652,620	44,174,533
Genesis Energy LP(2)	29,884	298,541
Hess Midstream LP Class A	49,205	1,496,816
Holly Energy Partners LP(2)	595,922	10,106,837
Kinder Morgan, Inc.(2)(3)	260,817	4,692,098
Magellan Midstream Partners LP(2)(3)	1,031,309	53,112,414
Marathon Petroleum Corp.(3)	17,327	1,588,193
MPLX LP(2)(3)	1,610,289	52,350,495
NuStar Energy LP(2)	2,054,664	31,087,066
ONEOK, Inc.	56	3,345
Phillips 66(3)	17,397	1,548,333
Plains All American Pipeline LP(2)	2,843,670	31,394,117
Shell Midstream Partners LP	475	7,624
TC Energy Corp. (Canada)(3)	8,401	447,941
Western Midstream Partners LP(2)(3)	1,976,987	52,963,482
Williams Cos., Inc. (The)	42,331	1,443,064

TOTAL INVESTMENTS - 131.4%
(Cost $321,385,381)		402,739,819
Liabilities in Excess of Other Assets - (31.4)%		(96,349,001)
Net Assets - 100.0%		$306,390,818

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS - (0.4)%
Written Call Options
DCP Midstream LP, Expires 08/19/22, Strike Price $35.00	(111,000)	(1,110)	$(138,750)
DCP Midstream LP, Expires 09/16/22, Strike Price $35.00	(56,000)	(560)	(86,800)
Enterprise Products Partners LP, Expires 08/19/22, Strike Price $27.00	(101,000)	(1,010)	(48,480)
Enterprise Products Partners LP, Expires 08/26/22, Strike Price $27.00	(104,000)	(1,040)	(68,640)
Enterprise Products Partners LP, Expires 09/02/22, Strike Price $27.50	(124,000)	(1,240)	(66,960)
Enterprise Products Partners LP, Expires 09/16/22, Strike Price $28.00	(102,000)	(1,020)	(40,800)
Kinder Morgan, Inc., Expires 08/05/22, Strike Price $19.00	(1,000)	(10)	(10)
Kinder Morgan, Inc., Expires 08/19/22, Strike Price $19.00	(100,000)	(1,000)	(6,000)
Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Call Options (continued)
Kinder Morgan, Inc., Expires 09/02/22, Strike Price $19.00	(102,000)	(1,020)	$(15,300)
Magellan Midstream Partners LP, Expires 08/19/22, Strike Price $50.00	(142,000)	(1,420)	(255,600)
Magellan Midstream Partners LP, Expires 08/19/22, Strike Price $52.50	(110,000)	(1,100)	(55,000)
Magellan Midstream Partners LP, Expires 10/21/22, Strike Price $55.00	(102,000)	(1,020)	(86,700)
Magellan Midstream Partners LP, Expires 01/20/23, Strike Price $57.50	(1,000)	(10)	(1,050)
Marathon Petroleum Corp., Expires 08/05/22, Strike Price $93.00	(4,000)	(40)	(6,840)
Marathon Petroleum Corp., Expires 08/12/22, Strike Price $94.00	(5,000)	(50)	(9,500)
Marathon Petroleum Corp., Expires 08/19/22, Strike Price $97.50	(7,000)	(70)	(8,540)
Marathon Petroleum Corp., Expires 09/16/22, Strike Price $100.00	(2,000)	(20)	(4,000)
MPLX LP, Expires 09/16/22, Strike Price $32.00	(101,000)	(1,010)	(132,310)
MPLX LP, Expires 09/16/22, Strike Price $33.00	(12,000)	(120)	(10,440)
MPLX LP, Expires 09/16/22, Strike Price $35.00	(50,000)	(500)	(13,500)
Phillips 66, Expires 08/05/22, Strike Price $92.00	(9,000)	(90)	(5,670)
TC Energy Corp., Expires 08/19/22, Strike Price $55.00	(8,000)	(80)	(2,480)
Western Midstream Partners LP, Expires 08/19/22, Strike Price $28.00	(102,000)	(1,020)	(71,400)
Western Midstream Partners LP, Expires 11/18/22, Strike Price $30.00	(41,000)	(410)	(55,350)
Western Midstream Partners LP, Expires 11/18/22, Strike Price $31.00	(83,000)	(830)	(93,375)
Written Put Options
Cheniere Energy, Inc., Expires 08/19/22, Strike Price $125.00	(62,000)	(620)	(31,000)
Energy Transfer LP, Expires 08/05/22, Strike Price $10.00	(100,000)	(1,000)	(5,000)
Energy Transfer LP, Expires 08/12/22, Strike Price $10.00	(121,000)	(1,210)	(8,470)

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2022 (unaudited)

Security Description	Notional Amount	Number of contracts	Value
WRITTEN OPTIONS (continued)
Written Put Options (continued)
Energy Transfer LP, Expires 08/19/22, Strike Price $10.50	(100,000)	(1,000)	$(19,000)
Kinder Morgan, Inc., Expires 08/05/22, Strike Price $17.00	(100,000)	(1,000)	(2,000)
Williams Cos., Inc. (The), Expires 08/05/22, Strike Price $32.00	(100,000)	(1,000)	(9,000)
Total Written Options - (0.4)%
(Premiums Received $788,455)			$(1,357,965)

*	Non-income producing security.
(1)	American Depositary Receipts.
(2)	Security, or a portion thereof, has been pledged as collateral for borrowings. The aggregate market value of the collateral at July 31, 2022 was $337,005,474.
(3)	Subject to written call options.

Schedule of Investments - InfraCap MLP ETF (continued)

July 31, 2022 (unaudited)

Fair Value Measurements

The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of July 31, 2022.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Common Stocks	$402,739,819	$—	$—	$402,739,819
Total	$402,739,819	$—	$—	$402,739,819
Liability Valuation Inputs
Written Options	$1,357,965	$—	$—	$1,357,965
Total	$1,357,965	$—	$—	$1,357,965